Commitments - Schedule of Capital Leased Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Less accumulated amortization	$ (749,480)	$ (454,471)
Capital lease assets, net	903,006	485,461
Furniture and Fixtures [Member]
Capital leased assets gross	64,790	64,790
Equipment [Member]
Capital leased assets gross	1,563,346	850,792
Computer Equipment [Member]
Capital leased assets gross	$ 24,350	$ 24,350